Summary of Significant Accounting Policies (Real Estate and Depreciation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Construction related payables	$ 48.1	$ 49.3
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Useful life	40 years
Construction in Progress
Property, Plant and Equipment [Line Items]
Compensation costs, capitalized	$ 7.1	$ 5.5	$ 7.2
Minimum | Other Capitalized Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Useful life	15 years
Minimum | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Maximum | Other Capitalized Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Useful life	20 years
Maximum | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Useful life	10 years